Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Expense, Nonoperating [Abstract]
Impairment of assets	$ 727	$ 74
Restructuring	31	45
Net losses (gains) on investments	6	(56)
Gain on sale of business	(524)
Other expense, net	$ 240	$ 63